Interest Rate Benchmark Reform	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Interest Rate Benchmark Reform
4.	Interest rate benchmark reform
Overview
Major interest rate benchmark reviews have been undertaken globally to either reform or phase out certain interbank offered rates (IBORs), including the Canadian Dollar Offered Rate (CDOR). As alternatives to IBORs, regulators have recommended markets begin adopting alternative risk-free rates (RFRs). Further to previous announcements by various regulators, the publication of GBP, JPY, CHF, and EUR LIBORs ceased after December 31, 2021, while most of the USD LIBOR tenors (i.e., overnight, one-month, three-month, six-month and 12-month tenors) continue to be published until June 30, 2023.
The Federal Reserve Board and other U.S. agencies have encouraged banks to transition away from USD LIBOR and cease entering new contracts after December 31, 2021, to facilitate an orderly transition. Similarly, OSFI stated that Federally Regulated Financial Institutions (FRFIs) should not enter new transactions using USD LIBOR as a reference rate after December 31, 2021.
On May 16, 2022, Refinitiv Benchmark Services (UK) Limited (RBSL), the administrator of the Canadian Dollar Offered Rate (CDOR), announced the cessation of the publication of one-month, two-month, and three-month CDOR tenors after June 28, 2024, and this was authorized by the Ontario Securities Commission and the Autorité des marchés financiers. This announcement provides certainty regarding the future of one-month, two-month, and three-month CDOR tenors and serves to set the fixed spread adjustment that will be used in industry standard fallback provisions for both derivative and cash products. The Canadian Alternative Reference Rate (CARR) committee published a detailed transition roadmap with milestones to guide market participants on the transition away from CDOR across all product types. OSFI has also set out expectations for FRFIs, with transactions linked to CDOR, to transition to new reference rates prior to the respective cessation dates.
IBOR reform and the associated move from IBORs to RFRs carry systemic and market risks. These risks, such as increased volatility, lack of liquidity and uneven fallback practices, may impact market participants. In addition to these inherent risks, the Bank is exposed to operational risk arising from the renegotiation of contracts, technology readiness to issue and trade products referencing RFRs, and conduct with clients and counterparties.
The Bank has established an enterprise-wide program (the “Transition Program”) to support the Bank’s transition away from IBORs to RFRs. The focus of the Transition Program is to address risks by identifying the exposures to various IBORs, evaluating the existing contract language in the event when the IBORs cease to be published or available, developing the capabilities to issue and trade products referencing RFRs and communicating with clients and counterparties regarding industry developments pertaining to IBOR reform. The Transition Program provides quarterly updates to the Bank’s Regulatory Oversight Committee and annually to the Risk Committee of the Board of Directors regarding the status of transition plans for migrating the Bank’s IBOR-linked products and upgrading systems and processes. The details regarding the Bank’s Transition Program for IBOR Reform are available in Note 4 of the 2021 annual consolidated financial statements. The Transition Program continues its efforts on the transition of products referencing USD LIBOR and ensuring the Bank is not building on its exposure to USD LIBOR, except as permitted by the regulators. As well, the Bank’s Transition Program has updated its project plans to align with the CDOR transition roadmap and milestones published by the CARR committee and ensure alignment with OSFI’s expectations for FRFIs.
Non-derivative
financial assets and financial liabilities
The following table reflects the Bank’s exposure to
one-month,
two-month,
and three-month CDOR
non-derivative
financial assets and financial liabilities that have yet to transition to alternative benchmark rates and mature after June 28, 2024. Six-month and 12-month CDOR tenors ceased to be published after May 17, 2021.

Carrying Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Non-derivative financial assets (2)	$11,284
Non-derivative financial liabilities (3) (4)	13,424
(1)	Includes exposure to one-month, two-month and three-month tenors for CDOR and Bankers’ Acceptance (BA) rates.
(2)
Non-derivative financial assets include carrying amounts of debt securities, loans, and customers’ liability under acceptances (debt securities, loans and customers’ liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(3)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short and subordinated debentures.
(4)	Excludes Series 2006-1 Bank Deposit Note of $750 million that is currently at a fixed rate and will subsequently reset to a six-month CDOR-based rate after December 31, 2036.
Derivatives and undrawn commitments
The following table shows the notional balance of the Bank’s exposure to one-month,
two-month,
and three-month CDOR derivatives and undrawn commitments that have yet to transition to alternative benchmark rates and mature after June 28, 2024. Six-month and 12-month CDOR tenors ceased to be published after May 17, 2021.

Notional Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Derivatives
Single currency interest rate swaps (2)	$574,897
Cross currency interest rate swaps	71,047
Other (3)	1,355
Undrawn commitments	2,875
(1)	Includes exposure to one-month, two-month, and three-month CDOR tenors.
(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(3)	Other derivatives include total return swaps and options.

Hedging derivatives
The following table shows the notional balance o
f th
e Bank’s CDOR exposure to hedging derivatives that have yet to transition to alternative benchmark rates and mature after June 28, 2024.

Notional Amount
As at November 1, 2021 ($ millions)	CDOR (1)
Maturing after June 28, 2024
Hedging Derivatives (2)	104,175
(1)	Includes exposure to one-month, two-month, and three-month CDOR tenors.
(2)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.